Financial instruments and risk management (Details Narrative) $ in Thousands, € in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Financial Instruments And Risk Management
Cash and cash equivalents	€ 1.1		€ 8.1
Short-term investments	€ 1.1	$ 30	€ 7.8	$ 300